THE PHOENIX EDGE SERIES FUND

                         SUPPLEMENT DATED JUNE 25, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2001

     The demutualization plan of Phoenix Home Life Mutual Insurance Company that we previously notified you of was approved by its Board of Directors and by the New York Superintendent of Insurance. Therefore, the
        demutualization is being put into place effective June 25, 2001.
         Therefore, all references to Phoenix Home Life Mutual Insurance
                Company refer to Phoenix Life Insurance Company.

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THE INFORMATION BELOW APPLIES TO THE PHOENIX-DUFF & PHELPS REAL ESTATE
SECURITIES SERIES. THE FIRST PARAGRAPH DESCRIBING THE ADVISOR ON PAGE 73 IS REPLACED BY THE FOLLOWING:

         Duff & Phelps Investment Management Co. ("DPIM") is the investment advisor of the series. DPIM is an indirect, wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. DPIM also serves as investment advisor for other funds.

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THE INFORMATION BELOW CONCERNS THE PHOENIX-ENGEMANN NIFTY FIFTY SERIES.

Under the heading "Principal Investment Strategies" on page 17, the first entry is replaced by the following:

         The series will concentrate its investments in securities selected from a list of approximately 50 different securities which the advisor believes offer the best potential to achieve long-term growth of capital.

Under the heading "Principal Investment Strategies" on page 76, the first paragraph is replaced by the following:

         The series will concentrate its investments in securities selected from a list of approximately 50 different securities which the advisor believes offer the best potential to achieve long-term growth of capital. Dividend and interest income to be received from portfolio securities is largely incidental.









               READ AND KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.